8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of valuation of stock options granted

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2025	2024	2023

Risk-free interest rate	2.33%	4.45%	3.82%
Expected life of options	0.66 year	1 year	1.70 years
Annualized volatility	51.62%	97.27%	167.44
Dividends	0.00%	0.00%	0.00%